Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of provision for income taxes
	2024	2023	2022
	$	$	$
Loss from continuing operations before income taxes	(14,915,529)	(18,230,588)	(26,703,662)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	(3,952,615)	(4,831,106)	(7,076,470)
Permanent differences	(118,813)	2,557,822	1,639,590
Book to filing adjustments	-	(119,668)	438,255
Share issuance cost booked directly to equity	(126,188)	-	-
Impact of tax rate changes	(197,652)	(42,277)	-
Foreign exchange	2,250,728	(582,404)	1,044,135
Change in tax benefits not recognized	2,144,540	3,017,633	3,954,490

Schedule of temporary differences for which no deferred tax asset is recognised
	2024	2023	2022
	$	$
Non-capital losses - Canada	96,555,590	88,880,329	77,271,986
Net-operating loss - US	5,073,167	5,073,156	5,120,395
Unrealized foreign exchange loss	-	-	94,733
Share-issuance costs	631,807	1,046,314	2,045,027
Capital losses carried forward	3,248,902	3,534,651	-
Other investments	2,320,154	2,528,002	5,542,253
IFRS 16	294	5,814	37,439
Property, plant and equipment	1,249,717	849,854	324,798
Total	109,079,631	101,918,120	90,436,631

Schedule of non-capital loss carryforwards
2038	$5,702,162
2039	10,100,844
2040	20,283,487
2041	18,140,317
2042	19,006,739
2043	6,846,306
2044	10,245,472
Indefinite	6,230,263
$96,555,590